Income Taxes - Schedule of Statutory Income Tax Rates (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes Details [Abstract]
Canadian federal and provincial recovery of income taxes using statutory rate	27.00%	27.00%	27.00%